Other Gains and (Losses) (Tables)	6 Months Ended
Jun. 30, 2018
Other Gains and (Losses) [Abstract]
Schedule of other gains and (losses)
	For the six months ended June 30,
	2018	2017
Gain on disposals of property, plant and equipment	-	2,463
Foreign exchange (loss)/ gain	(702)	100
Provision / reversal of inventory obsolescence	28,616	-
Bad debt provision/ (reversal) of trade receivables	-	(3,831,436)
Impairment of prepayments in land purchase and related construction	-	-
Others	(14,095)	(17,566)
	13,819	(3,846,439)